Other receivables, deposits and prepayments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of other receivables deposits and prepayments
	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Other receivables	225,357	54,662
Deposits	234,645	235,735
Prepayments	3,323	18,911

	463,325	309,308

	2025	2024
	USD	USD

Other receivables	122,428	3,345
Deposits	144,718	197,575
Prepayments	27,869	33,953

	295,015	234,873